Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 25.7%
3,985	iShares 20+ Year Treasury Bond ETF	$ 646,327	2.0
456	iShares Core S&P 500 ETF	159,951	0.5
17,103	iShares Core S&P Small-Cap ETF	1,265,109	3.9
32,616	iShares Core U.S. Aggregate Bond ETF	3,860,756	12.1
3,567	iShares iBoxx Investment Grade Corporate Bond Fund	483,685	1.5
18,225	Schwab U.S. TIPS ETF	1,128,674	3.5
6,655	Vanguard Value ETF	716,278	2.2

	Total Exchange-Traded Funds
	(Cost $7,832,968)	8,260,780	25.7

MUTUAL FUNDS: 74.3%
	Affiliated Investment Companies: 64.8%
98,666	Voya Global Bond Fund - Class P3	969,885	3.0
205,690	Voya High Yield Bond Fund - Class P3	1,614,663	5.0
857,079	Voya Intermediate Bond Fund - Class P3	9,213,594	28.6
33,879	Voya Large Cap Growth Fund - Class P3	2,017,846	6.3
35,404	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	473,347	1.5
33,220	Voya Multi-Manager International Equity Fund - Class P3	397,639	1.2
124,527	Voya Multi-Manager International Factors Fund - Class P3	1,197,949	3.7
323,921	Voya Short Term Bond Fund - Class P3	3,219,775	10.0
48,889	Voya Strategic Income Opportunities Fund - Class P3	483,513	1.5
105,913	Voya U.S. High Dividend Low Volatility Fund - Class P3	1,279,435	4.0
		20,867,646	64.8

	Unaffiliated Investment Companies: 9.5%
78,438	TIAA-CREF S&P 500 Index Fund - Class I	3,044,971	9.5

	Total Mutual Funds
	(Cost $22,325,090)	23,912,617	74.3

	Total Investments in Securities (Cost $30,158,058)	$ 32,173,397	100.0
	Assets in Excess of Other Liabilities	535	0.0
	Net Assets	$ 32,173,932	100.0

Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,260,780	$–	$–	$8,260,780
Mutual Funds	23,912,617	–	–	23,912,617
Total Investments, at fair value	$32,173,397	$–	$–	$32,173,397

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class P3	$321,347	$672,011	$(53,407)	$29,934	$969,885	$7,473	$1,925	$-
Voya Intermediate Bond Fund - Class P3	2,950,295	6,872,381	(763,022)	153,940	9,213,594	52,860	51,602	-
Voya Large Cap Growth Fund - Class P3	687,561	1,248,934	(231,972)	313,323	2,017,846	-	62,728	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	56,676	423,403	(42,070)	35,338	473,347	-	6,691	-
Voya Multi-Manager International Factors Fund - Class P3	414,358	790,012	(139,051)	132,630	1,197,949	-	(2,029)	-
Voya Short Term Bond Fund - Class P3	1,050,429	2,313,248	(169,148)	25,246	3,219,775	13,595	2,853	-
Voya Strategic Income Opportunities Fund - Class P3	587,506	364,494	(517,942)	49,455	483,513	4,803	(26,197)	-
Voya High Yield Bond Fund- Class P3	537,906	1,056,770	(78,745)	98,732	1,614,663	14,729	13,916	-
Voya Multi-Manager International Equity Fund - Class P3	139,159	232,111	(35,951)	62,320	397,639	-	17,128	-
Voya U.S. High Dividend Low Volatility Fund - Class P3	418,518	990,507	(178,510)	48,920	1,279,435	1,132	3,163	-
	$7,163,755	$14,963,871	$(2,209,818)	$949,838	$20,867,646	$94,592	$131,780	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At August 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $30,239,875.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,033,232
Gross Unrealized Depreciation	(99,710)
Net Unrealized Appreciation	$1,933,522